Income taxes - Deferred Income Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred income tax asset
Tax loss carried forward	$ 5,863	$ 8,269
Allowance for compensated absence	19	0
Deferred income tax asset before valuation allowance	5,882	8,269
Less: valuation allowance	(3,478)	(4,842)
Deferred income tax asset after valuation allowance	2,404	3,427
Deferred income tax liability
Fixed assets	(477)	(735)
Allowance for compensated absence	0	(27)
Total deferred income tax liability	(477)	(762)
Net deferred income tax assets	$ 1,927	$ 2,665